Document and Entity Information	Feb. 12, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 31, 2018
Entity Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 12, 2019
Document Effective Date	Feb. 12, 2019
Prospectus Date	Nov. 28, 2018